Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	$ 167,990	$ 125,746
Total prepaid expenses and other current assets	15,616	14,184
Total accounts payable and accrued expenses	22,178	22,111
Total container contracts payable	6,521	140,968
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	157,392	118,107
Total prepaid expenses and other current assets	15,556	14,142
Total accounts payable and accrued expenses	21,487	21,736
Total container contracts payable	6,521	140,968
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	10,598	7,639
Total prepaid expenses and other current assets	60	42
Total accounts payable and accrued expenses	$ 691	$ 375